INCOME TAXES (Details 1) (USD $)	8 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Continuing operations			$ 632,514
Discontinued operations			(632,514)
Total income tax expense	$ 0	$ 0	$ 0